September 03, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Money Market Reserves (the "Trust")

File No. 2-52698

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 27, 2020 filed pursuant to Rule 497(e), for the Vanguard Prime Money Market Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-7310.

Sincerely,

/s/ Lisa K. Whittaker

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission